April 30, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares Intermediate Muni Income Active ETF | INMU | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
iShares Intermediate Muni Income Active ETF
(Formerly BlackRock Intermediate Muni Income Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 11.0%
Black Belt Energy Gas District RB
4.00%, 10/01/49	$500	$500,718
5.00%, 11/01/30	300	313,744
5.00%, 03/01/55	370	389,045
5.25%, 02/01/53	1,250	1,305,157
5.25%, 01/01/54	335	352,270
5.25%, 05/01/55	525	556,891
5.50%, 11/01/53	585	611,937
County of Jefferson Alabama Sewer Revenue RB
5.25%, 10/01/41	100	104,004
5.25%, 10/01/42	1,000	1,034,350
Energy Southeast A Cooperative District RB, 5.75%, 04/01/54	225	245,402
Lower Alabama Gas District (The) RB, 4.00%, 12/01/50	1,135	1,135,089
Southeast Energy Authority A Cooperative District RB
5.00%, 01/01/56	1,080	1,106,368
5.50%, 01/01/53	405	429,174
Tuscaloosa County Industrial Development Authority RB, 5.25%, 05/01/44(a)	110	106,197
		8,190,346
Arizona — 0.7%
Salt Verde Financial Corp. RB, 5.00%, 12/01/37	480	498,756
California — 5.0%
California Community Choice Financing Authority RB, 4.85%, 12/01/53(b)	750	754,121
California Infrastructure & Economic Development Bank RB AMT, 9.50%, 01/01/65(a)	465	447,234
California Public Finance Authority RB, 5.70%, 06/01/34(a)	100	94,768
City of Los Angeles Department of Airports RB AMT
5.00%, 05/15/34	355	375,675
5.00%, 05/15/39	1,000	1,045,912
San Diego Public Facilities Financing Authority RB, 5.00%, 05/01/33	500	527,050
San Diego Unified School District/California GO, 0.00%, 07/01/31(c)	610	493,452
		3,738,212
Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue RB AMT, 5.75%, 11/15/34	200	218,491
Colorado Health Facilities Authority RB, 4.00%, 08/01/39	185	171,691
Pueblo Urban Renewal Authority TA, Series B, 0.00%, 12/01/25(a)(c)	250	231,657
		621,839
Connecticut — 2.2%
Connecticut Housing Finance Authority RB, 1.85%, 05/15/38	205	146,171
Connecticut State Health & Educational Facilities Authority RB, Series L, 5.00%, 07/01/45	325	325,087
State of Connecticut GO, 5.00%, 03/15/35	125	140,238
State of Connecticut Special Tax Revenue RB
5.00%, 08/01/34	395	395,474
5.00%, 07/01/38	205	221,550
5.00%, 07/01/44	400	421,149
		1,649,669
District of Columbia — 0.4%
Metropolitan Washington Airports Authority Aviation Revenue RB AMT, 5.00%, 10/01/37	295	307,396
Security	Par (000)	Value
Florida — 6.7%
County of Lee Florida Airport Revenue RB AMT, 5.25%, 10/01/40	$500	$527,174
County of Osceola Florida Transportation Revenue RB, 5.00%, 10/01/33	415	430,061
Florida Development Finance Corp. RB AMT, 4.38%, 10/01/54(a)	250	247,140
Greater Orlando Aviation Authority RB AMT, 5.00%, 10/01/42	280	280,787
Lakes of Sarasota Community Development District Special Assessment, 2.75%, 05/01/26	100	98,417
Miami-Dade County Expressway Authority RB, 5.00%, 07/01/30	250	250,412
Mid-Bay Bridge Authority RB, Series A, 5.00%, 10/01/35	1,000	1,000,163
Orange County Health Facilities Authority RB, 5.00%, 10/01/41	500	529,984
School District of Broward County/Florida COP
5.00%, 07/01/27	235	235,599
5.00%, 07/01/28	525	526,270
5.00%, 07/01/30	490	490,954
5.00%, 07/01/30	290	294,364
Tohoqua Community Development District Special Assessment, 2.38%, 05/01/26	115	112,762
		5,024,087
Georgia — 2.4%
Development Authority of Cobb County (The) RB, 5.70%, 06/15/38(a)	100	99,318
Main Street Natural Gas Inc. RB
5.00%, 12/01/29	850	879,901
5.00%, 12/01/54	500	517,723
5.00%, 05/01/55	270	279,730
		1,776,672
Hawaii — 0.7%
State of Hawaii Airports System Revenue RB AMT, 5.00%, 07/01/42	500	514,698
Idaho — 0.7%
Idaho Health Facilities Authority RB, 5.00%, 03/01/60	500	538,168
Illinois — 3.6%
Chicago O'Hare International Airport RB, Series B, 5.00%, 01/01/37	200	202,873
City of Chicago Illinois GO
5.00%, 01/01/27	100	101,392
5.00%, 01/01/34	500	511,172
Illinois Finance Authority RB, Class B,4.32%, 05/01/42, (SIFMA Municipal Swap Index)(b)	500	498,883
Illinois State Toll Highway Authority RB, Series B, 5.00%, 01/01/40	260	260,429
Northern Illinois Municipal Power Agency RB, 4.00%, 12/01/36	100	97,478
Rock Island County School District No. 41 Rock Island/Milan GO, 5.00%, 01/01/42 (AGC)	350	364,838
State of Illinois GO
5.00%, 10/01/30	225	239,233
5.00%, 02/01/37	100	105,577
5.25%, 05/01/40	250	261,239
		2,643,114
Indiana — 0.7%
Indiana Finance Authority RB, 5.00%, 02/01/40	325	350,942
Indiana Finance Authority RB AMT, 3.85%, 05/01/28	200	199,339
		550,281
Kentucky — 2.5%
City of Henderson Kentucky RB AMT, 3.70%, 01/01/32(a)	150	145,857

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Intermediate Muni Income Active ETF
(Formerly BlackRock Intermediate Muni Income Bond ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Kentucky (continued)
Kentucky Public Energy Authority RB
5.00%, 01/01/55	$480	$502,222
5.25%, 06/01/55	350	366,982
Kentucky State Property & Building Commission RB, 5.00%, 10/01/42	690	729,558
Louisville/Jefferson County Metropolitan Government RB, 1.75%, 02/01/35	125	122,342
		1,866,961
Louisiana — 0.4%
City of Shreveport Louisiana Water & Sewer Revenue RB, 5.00%, 12/01/40	135	135,198
Louisiana Local Government Environmental Facilities & Community Development Authority RB, Class A,2.00%, 06/01/30	145	131,129
		266,327
Maryland — 0.5%
Montgomery County Housing Opportunities Commission RB, 3.85%, 07/01/34 (FHA 542(C))	365	357,817
Michigan — 1.5%
Michigan Finance Authority RB, 5.25%, 02/29/40	100	105,671
Michigan State Building Authority RB, 5.00%, 04/15/32	740	743,547
Michigan State Hospital Finance Authority RB, 5.00%, 08/15/55	215	230,271
Michigan Strategic Fund RB AMT, 5.00%, 06/30/29	50	50,707
		1,130,196
Missouri — 2.4%
Kansas City Industrial Development Authority RB AMT, 5.00%, 03/01/34	750	759,779
Missouri Housing Development Commission RB, 3.90%, 05/01/36 (GNMA/FNMA/FHLMC)	1,065	1,028,312
		1,788,091
Nevada — 0.5%
County of Washoe Nevada RB
3.63%, 03/01/36	275	276,119
4.13%, 03/01/36	90	90,311
		366,430
New Jersey — 5.3%
New Jersey Economic Development Authority RB, 5.00%, 06/15/28	225	235,124
New Jersey Educational Facilities Authority RB, 5.00%, 09/01/38	100	105,528
New Jersey Housing & Mortgage Finance Agency RB, 3.50%, 05/01/29 (HUD SECT 8)	240	240,225
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/32	750	815,892
5.00%, 06/15/37	250	267,154
5.00%, 06/15/43	1,000	1,032,864
Tobacco Settlement Financing Corp. RB
5.00%, 06/01/29	490	504,799
5.00%, 06/01/34	710	724,781
		3,926,367
New York — 9.3%
City of New York GO, 5.00%, 02/01/42	500	534,123
New York City Municipal Water Finance Authority RB, 5.25%, 06/15/48	250	264,823
New York City Transitional Finance Authority RB
5.00%, 11/01/33	655	728,725
5.00%, 05/01/41	250	267,704
5.00%, 11/01/43	500	528,801
5.00%, 05/01/44	185	194,670
New York State Dormitory Authority RB
5.00%, 03/15/42	1,000	1,068,322
Series E, 5.00%, 03/15/34	520	522,387
Security	Par (000)	Value
New York (continued)
New York State Environmental Facilities Corp. RB AMT, 5.13%, 09/01/50(a)	$250	$258,762
New York Transportation Development Corp. RB AMT
4.00%, 10/01/30	315	308,938
4.00%, 12/01/42	250	220,456
5.00%, 01/01/28	275	280,626
5.00%, 12/01/31	500	524,651
Onondaga Civic Development Corp. RB, 5.00%, 12/01/38	415	454,997
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/38	100	109,147
5.00%, 11/15/42	650	696,156
		6,963,288
North Carolina — 2.3%
County of Wake North Carolina RB, 5.00%, 05/01/40	1,000	1,081,639
North Carolina Turnpike Authority RB, 5.00%, 01/01/30	300	312,321
State of North Carolina RB, 5.00%, 03/01/35	260	292,040
		1,686,000
Ohio — 1.7%
Ohio Air Quality Development Authority RB, 4.00%, 09/01/30	130	130,345
Ohio Air Quality Development Authority RB AMT
4.25%, 11/01/39	195	195,593
4.50%, 01/15/48(a)	200	176,145
Ohio Water Development Authority Water Pollution Control Loan Fund RB, 5.00%, 12/01/35	430	483,516
Port of Greater Cincinnati Development Authority RB, 3.75%, 12/01/31(a)	250	241,710
		1,227,309
Oklahoma — 0.7%
Oklahoma City Airport Trust RB AMT, 5.00%, 07/01/43	500	500,408
Oregon — 2.7%
Oregon State Lottery RB, 5.00%, 04/01/39	1,000	1,091,176
Port of Morrow Oregon GOL, 5.15%, 10/01/26(a)	155	155,733
Port of Portland Oregon Airport Revenue RB, 5.00%, 07/01/42	475	475,163
Port of Portland Oregon Airport Revenue RB AMT, 5.00%, 07/01/43	300	306,216
		2,028,288
Pennsylvania — 8.6%
Allegheny County Hospital Development Authority RB, 5.00%, 04/01/26	495	501,473
Commonwealth Financing Authority RB
5.00%, 06/01/34	1,615	1,650,233
5.00%, 06/01/35	1,605	1,605,255
Pennsylvania Higher Educational Facilities Authority RB, 5.25%, 11/01/40	500	526,014
Pennsylvania Economic Development Financing Authority RB, 5.00%, 03/15/60	535	573,250
Pennsylvania Economic Development Financing Authority RB AMT
5.50%, 06/30/40	500	519,049
5.50%, 06/30/42 (AGM)	280	294,397
Pennsylvania Housing Finance Agency RB, 2.00%, 10/01/32	445	376,638
Pennsylvania Turnpike Commission RB, 5.00%, 12/01/45	365	364,918
		6,411,227
Puerto Rico — 0.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, 4.33%, 07/01/40	250	234,441
Rhode Island — 0.4%
Rhode Island Housing & Mortgage Finance Corp. RB, 5.00%, 10/01/41 (GNMA COLL)	250	259,801

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Intermediate Muni Income Active ETF
(Formerly BlackRock Intermediate Muni Income Bond ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Carolina — 2.6%
City of Hardeeville South Carolina Special Assessment, 3.00%, 05/01/27(a)	$100	$95,797
South Carolina Jobs-Economic Development Authority RB
4.00%, 03/01/62	145	138,289
5.00%, 11/01/34	575	625,394
5.00%, 11/01/49	175	186,226
5.25%, 11/01/42	100	105,107
South Carolina Public Service Authority RB
5.00%, 12/01/43	300	304,229
5.00%, 12/01/43	500	509,881
		1,964,923
Tennessee — 1.1%
Tennergy Corp./Tennessee RB, 5.50%, 10/01/53	750	785,742
Texas — 10.1%
City of Galveston Texas Wharves & Terminal Revenue RB AMT, 5.00%, 08/01/33	500	521,494
City of Garland Texas Water & Sewer System Revenue RB, 5.00%, 03/01/41	390	416,031
City of Houston Texas Airport System Revenue RB AMT
5.00%, 07/15/27	250	250,659
5.00%, 07/15/30	225	223,335
5.50%, 07/15/37	100	100,596
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.00%, 02/01/42	310	328,072
Conroe Independent School District GO, 5.00%, 02/15/42 (PSF)	500	532,481
Denton Independent School District GO, 5.00%, 08/15/43 (PSF)	650	683,039
Hays Consolidated Independent School District GO, 5.00%, 02/15/41 (PSF)	370	390,419
Matagorda County Navigation District No. 1 RB, 2.60%, 11/01/29	425	397,981
New Hope Cultural Education Facilities Finance Corp. RB, 4.00%, 08/15/34	750	732,000
New Hope Higher Education Finance Corp. RB, Series A, 5.00%, 06/15/30(a)	250	236,859
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 12/01/42	750	789,608
5.00%, 07/01/43	425	428,177
Texas Municipal Gas Acquisition & Supply Corp. V RB, 5.00%, 01/01/55	455	475,330
Texas Municipal Gas Acquisition and Supply Corp. II RB, 3.70%, 09/15/27, (3-mo. CME Term SOFR)(b)	150	147,658
Security	Par (000)	Value
Texas (continued)
Texas Water Development Board RB, 5.00%, 08/01/41	$815	$871,033
		7,524,772
Virginia — 0.3%
Virginia Housing Development Authority RB AMT, 2.05%, 12/01/33	270	221,986
Washington — 1.4%
Port of Seattle Washington RB AMT, 5.00%, 04/01/32	435	449,205
Washington Health Care Facilities Authority RB
5.00%, 08/01/30	100	105,531
5.00%, 08/01/49	495	497,521
		1,052,257
Wisconsin — 0.3%
City of Milwaukee Wisconsin Sewerage System Revenue RB, 4.00%, 06/01/31	145	145,025
Wisconsin Health & Educational Facilities Authority RB, 4.20%, 08/15/28	100	100,006
		245,031
Total Long-Term Investments — 89.8% (Cost: $67,184,332)		66,860,900
	Shares
Short-Term Securities
Money Market Funds — 14.8%
BlackRock Liquidity Funds: MuniCash, 3.05%(d)(e)	11,041,904	11,043,008
Total Short-Term Securities — 14.8% (Cost: $11,043,009)		11,043,008
Total Investments — 104.6% (Cost: $78,227,341)		77,903,908
Liabilities in Excess of Other Assets — (4.6)%		(3,393,602)
Net Assets — 100.0%		$74,510,306

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$1,416,738	$9,626,271 (a)	$—	$4	$(5)	$11,043,008	11,041,904	$50,600	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Intermediate Muni Income Active ETF
(Formerly BlackRock Intermediate Muni Income Bond ETF)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$66,860,900	$—	$66,860,900
Short-Term Securities
Money Market Funds	11,043,008	—	—	11,043,008
	$11,043,008	$66,860,900	$—	$77,903,908

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
COP	Certificates of Participation
FHA	Federal Housing Administration
GO	General Obligation
GOL	General Obligation Limited

PSF	Permanent School Fund
RB	Revenue Bonds
SIFMA	Securities Industry and Financial Markets Associations
SOFR	Secured Overnight Financing Rate
TA	Tax Allocation